COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Property, plant and equipment Yingchuan, Jiulongshan, Ruiyang,Wangkeng and Banzhu USD ($)	Dec. 31, 2013 Property, plant and equipment Yingchuan, Jiulongshan, Ruiyang,Wangkeng and Banzhu CNY
COMMITMENTS AND CONTINGENCIES.
Rental expenses under operating leases	$ 544	$ 639	$ 912
Future minimum lease payments for non-cancellable operating leases
2014	20
2015	22
Total	42
Capital commitments
Capital commitments for property, plant and equipment				$ 183	1,116